COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments for Non-Cancelable Operating Leases) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Year 2017	$ 1.2
Year 2018	0.5
Year 2019	0.2
Total	$ 1.9